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                       MFS(R) Global Asset Allocation Fund
                       MFS(R) Arkansas Municipal Bond Fund
                     MFS(R) Research Growth and Income Fund
                      MFS(R) California Municipal Bond Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                   MFS(R) Massachusetts Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Total Return Fund
                       MFS(R) New York Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                  MFS(R) North Carolina Municipal Bond Fund
                              MFS(R) Utilities Fund
                   MFS(R) Pennsylvania Municipal Bond Fund
                         MFS(R) Global Governments Fund
                  MFS(R) South Carolina Municipal Bond Fund
                          MFS(R) Strategic Income Fund
                      MFS(R) Tennessee Municipal Bond Fund
                                MFS(R) Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                          MFS(R) Limited Maturity Fund
                   MFS(R) West Virginia Municipal Bond Fund
                     MFS(R) Municipal Limited Maturity Fund
                          MFS(R) Municipal Income Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                 MFS(R) International Growth and Income Fund
                   MFS(R) Government Limited Maturity Fund
                       MFS(R) Alabama Municipal Bond Fund
                          Massachusetts Investors Trust


                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                  AND STATEMENT OF ADDITIONAL INFORMATION

         Effective October 1, 1998, each Fund will change the manner in which it calculates its distribution rate. The new distribution rate calculation for each class of a Fund's shares will be calculated by (i) annualizing the distributions (excluding short-term capital gains) of the class paid for a stated period; (ii) adding any short-term capital gains paid within the immediately preceding twelve-month period; and (iii) dividing the result by the maximum offering price or net asset value per share on the last day of the period.


              The date of this Supplement is October 1, 1998.